SouthernSun Small Cap Fund
FUND SUMMARY
Investment Objective:
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SouthernSun Small Cap Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SouthernSun Small Cap Fund		Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.12%	0.12%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.23%	0.98%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratios in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by a Fund, not the indirect costs of investing in other investment companies ("Acquired Funds").

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example SouthernSun Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	125	390	676	1,489
Institutional Shares	100	312	542	1,201

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy. The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12 month period (based on month-end data). Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.

The Fund’s portfolio will typically invest in 20-40 companies the adviser believes are niche dominant, attractively-valued with financial flexibility and uniquely-fitted management teams. When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

• Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.

• Management Adaptability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance. This applies to all levels of management from the CEO and CFO to the plant/facilities manager.

• Niche Dominance: The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

○ Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

○ Liquidity Risk. Some small cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small cap security at all or at a price which represents current or fair market value.

○ Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

○ Small Company Risk. Stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Because the Fund may hold large positions in certain small cap issuers,the Fund may be limited in its ability to sell such a position without significantly affecting the stock price.

○ Stock Market Risk. Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

○ Value Investing Risk. Because the Fund’s adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Suitability:

The Fund may be a suitable investment for:

• Long-term investors seeking a value investment strategy

• Investors willing to accept price fluctuations in their investments

• Investors willing to accept risks associated with more aggressive equity investments

The Fund may not be appropriate for:

• Investors pursuing shorter-term investment goals

• Investors who need regular income

Performance Information:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. Returns for Institutional Class shares, which are not presented, will vary from the returns for Investor Class shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-672-3863.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	June 30, 2009	31.94%
Worst Quarter:	December 31, 2008	(25.97)%

Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns SouthernSun Small Cap Fund		Label	One Year	Five Years	Ten Years	Since Inception		Inception Date
Investor Shares		Return before taxes	41.98%	28.50%	13.18%	14.32%	[1]	Oct. 01, 2003
Investor Shares Return after taxes on distributions			40.19%	27.67%	12.62%	13.77%
Investor Shares Return after taxes on distributions and sale of Fund shares			25.19%	23.70%	11.00%	12.05%
Institutional Shares		Return before taxes	42.34%			27.95%	[1]	Oct. 01, 2009
Russell 2000® Index	[2]		38.82%	20.08%	9.07%	8.54%
[1]	The inception date of the Fund's Investor Class and Institutional Class shares is October 1, 2003 and October 1, 2009, respectively.
[2]	The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After tax returns for Institutional Class shares, which are not presented, will vary from Investor Class shares.

SouthernSun U.S. Equity Fund
FUND SUMMARY
Investment Objective:
The Fund’s investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SouthernSun U.S. Equity Fund	Investor Shares	Institutional Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed, on shares held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SouthernSun U.S. Equity Fund		Investor Shares	Institutional Shares	Class C Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%
Other Expenses		0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		1.58%	1.33%	2.33%
Fee Waiver and/or Reimbursement	[2]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.37%	1.12%	2.12%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until January 31, 2015 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses such as litigation) of the Fund do not exceed 1.34%, 1.09% and 2.09% for Investor Shares, Institutional Shares and Class C Shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example SouthernSun U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	139	478	841	1,861
Institutional Shares	114	401	709	1,583
Class C Shares	215	707	1,226	2,650

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities (common stocks) of U.S. companies. The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks of small to middle capitalization U.S. companies that the portfolio manager selects using a research-driven, value-oriented investment strategy. The Fund defines the small to middle capitalization investable universe of securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500® Index and/or the Russell Mid Cap Index during the most recent 12 month period (based on month-end data).

The Fund’s portfolio will typically invest in 20-40 companies the adviser believes are niche-dominant, attractively-valued with financial flexibility and uniquely-fitted management teams. When selecting companies for investment, the portfolio manager seeks opportunities that it believes have the following characteristics:

• Financial Strength: The adviser prefers companies that have strong internally generated discretionary cash flow and organic revenue growth.

• Management Adaptability: The adviser prefers management teams with measurable, transparent goals that are held accountable for performance. This applies to multiple levels of management from the CEO and CFO to the plant/facilities manager.

• Niche Dominance: The adviser prefers companies that it believes exhibit competitive advantages through superior products, process controls and technologies.

The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that the portfolio manager believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that may contribute to relative under performance.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

○ Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

○ Limited History of Operations. The Fund is a new mutual fund and has a limited history of operation.

○ Liquidity Risk. Some small- and mid-cap securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a small- and mid-cap security at all or at a price which represents current or fair market value.

○ Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

○ Small and Mid Company Risk. Stocks of small- and mid-capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

○ Stock Market Risk. Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

○ Value Investing Risk. Because the Fund’s adviser uses a value-oriented approach, there is a risk that the market will not recognize a stock’s intrinsic value for an unexpectedly long time, or that the portfolio manager’s calculation of the underlying value will not be reflected in the market price.

Suitability:

The Fund may be a suitable investment for:

Long-term investors seeking a value investment strategy

Investors willing to accept price fluctuations in their investments

Investors willing to accept risks associated with more aggressive equity investments

The Fund may not be appropriate for:

Investors pursuing shorter-term investment goals

Investors who need regular income

Performance Information:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund’s inception. Returns for Institutional Class and Class C shares, which are not presented, will vary from the returns for Investor Class shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-672-3863.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	September 30, 2013	13.97%
Worst Quarter:	June 30, 2013	2.87%

Performance Table Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns SouthernSun U.S. Equity Fund		Label	One Year	Since Inception
Investor Shares		Return before taxes	36.45%	25.20%	[1]
Investor Shares Return after taxes on distributions			35.96%	23.77%
Investor Shares Return after taxes on distributions and sale of Fund shares			20.90%	19.46%
Institutional Shares		Return before taxes	35.47%	24.42%	[1]
Class C Shares		Return before taxes	21.14%	19.72%	[1]
Russell 2000® Index	[2]		36.80%	26.51%
[1]	The inception date of the Fund's Investor Class, Class C and Institutional Class shares is April 10, 2012.
[2]	The Russell 2000 Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.